Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2013 USD ($)
Proceeds from issuance of long-term debt	$ 6,618,000,000	[1],[2]
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper	992,000,000	[3]
Zoetis [Member]
Proceeds from issuance of long-term debt	2,600,000,000
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper	$ 1,000,000,000

[1]	Amounts may not add due to rounding.
[2]	In 2013, includes $2.6 billion from the issuance of senior notes by Zoetis (our former Animal Health subsidiary), which is net of the $1.0 billion non-cash exchange of Zoetis senior notes for the retirement of Pfizer commercial paper issued in 2012. See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.
[3]	See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.